                                             1933 Act Registration No. 002-74747
                                             1940 Act Registration No. 811-03313

    As filed with the Securities and Exchange Commission on November 6, 2008

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                           Pre-Effective Amendment No.                       [_]
                         Post-Effective Amendment No. 61                     [X]

                                     and/or

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940

                                Amendment No. 61                             [X]
                        (Check appropriate box or boxes)

                           FIRST AMERICAN FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                                800 NICOLLET MALL
                          MINNEAPOLIS, MINNESOTA 55402
               (Address of Principal Executive Offices) (Zip Code)

                                 (612) 303-7987
              (Registrant's Telephone Number, including Area Code)

                                RICHARD J. ERTEL
                               FAF ADVISORS, INC.
                          800 NICOLLET MALL, BC-MN-H04N
                        MINNEAPOLIS, MINNESOTA 55402-7020
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[X]  immediately upon filing pursuant to paragraph (b) of Rule 485

[ ]  on (date) pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

[ ]  75 days after filing pursuant to paragraph (a)(2) of Rule 485

[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485

Explanatory Note:

This Post-Effective Amendment No. 61 is being filed pursuant to SEC Rule 485(b) for the sole reason of updating Exhibit (d)(5), the "Expense Limitation Agreement," which was referenced in Post-Effective Amendment No. 60 filed on October 31, 2008. Parts A and B of Post-Effective Amendment No. 60 are hereby incorporated by reference to this filing.

                           FIRST AMERICAN FUNDS, INC.

                           PART C: OTHER INFORMATION

Item 23. Exhibits

(a)(1) Amended and Restated Articles of Incorporation, as amended through January 20, 1995 (Incorporated by reference to Exhibit (1) to Post-Effective Amendment No. 22, Filed on January 22, 1996 (File Nos. 002-74747 and 811-03313)).

(a)(2) Certificate of Designation dated October 2, 1997, designating Class A, B, C and D shares for Tax Free Obligations Fund and Class A shares for Treasury Obligations Fund (Incorporated by reference to Exhibit (1)(b) to Post-Effective Amendment No. 25, Filed on October 7, 1997 (File Nos. 002-74747 and 811-03313)).

(a)(3) Certificate of Designation dated March 2, 1998, designating Class A or Retail shares for Government Obligations Fund (Incorporated by reference to Exhibit (1)(b) to Post-Effective Amendment No. 28, Filed on March 3, 1998 (File Nos. 002-74747 and 811-03313)).

(a)(4) Certificate of Designation dated June 1, 2001, designating Class A, Y and S shares of Ohio Tax Free Obligations Fund; Class I and S shares of Prime Obligations Fund; Class S shares of Government Obligations Fund; Class S shares of Treasury Obligations Fund; and Class S shares of Tax Free Obligations Fund (Incorporated by reference to Exhibit (a)(2) to Post-Effective Amendment No. 36, Filed on June 27, 2001 (File Nos. 002-74747, 811-03313)).

(a)(5) Articles of Amendment to Articles of Incorporation dated November 26, 2001 (Incorporated by reference to Exhibit (a)(3) to Post-Effective Amendment No. 40, Filed on November 30, 2001 (File Nos. 002-74747, 811-03313)).

(a)(6) Certificate of Designation dated June 5, 2003, designating Class Z shares of Prime Obligations Fund (Incorporated by reference to Exhibit (a)(4) to Post-Effective Amendment No. 44, Filed on June 6, 2003 (File Nos. 002-74747, 811-03313)).

(a)(7) Certificate of Designation dated December 2003, designating Class Z shares of Government Obligations Fund, Tax Free Obligations Fund, and Treasury Obligations Fund (Incorporated by reference to Exhibit (a)(5) to Post-Effective Amendment No. 47, Filed on December 1, 2003 (File Nos. 002-74747, 811-03313)).

(a)(8) Certificate of Designation dated September 20, 2004, designating Class A, D, Y and Z shares of U.S. Treasury Money Market Fund (Incorporated by reference to Exhibit (a)(6) to Post-Effective Amendment No. 50, Filed on October 15, 2004 (File Nos. 002-74747, 811-03313)).

(a)(9) Certificate of Designation dated May 5, 2005, designating Reserve shares of Treasury Obligations Fund (Incorporated by reference to Exhibit (1)(i) to the initial registration statement on Form N-14, Filed on May 20, 2005 (File Nos. 333-125098, 811-03313)).

(a)(10) Articles of Amendment to Articles of Incorporation dated August 30, 2005 (Incorporated by reference to Exhibit (a)(10) to Post-Effective Amendment No. 55, Filed on October 28, 2005 (File Nos. 002-74747, 811-03313)).

(a)(11) Certificate of Designation filed February 23, 2006, designating Institutional Investor shares of Prime Obligations Fund, Government Obligations Fund, Treasury Obligations Fund, Tax Free Obligations Fund, and U.S. Treasury Money Market Fund (Incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 58, Filed on October 31, 2006 (File Nos. 002-74747, 811-03313)).

(a)(12) Articles of Correction to Certificate of Designation filed February 23, 2006 (Incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 58, Filed on October 31, 2006 (File Nos. 002-74747, 811-03313)).

(b) Bylaws, as amended September 19, 2006 (Incorporated by reference to Exhibit
(b) to Post-Effective Amendment No. 58, Filed on October 31, 2006 (File Nos. 002-74747, 811-03313)).

(c) Not applicable.

(d)(1) Investment Advisory Agreement, dated January 20, 1995, between the Registrant and First Bank National Association (Incorporated by reference to Exhibit (5) to Post-Effective Amendment No. 22, Filed on January 22, 1996 (File Nos. 002-74747, 811-03313)).

(d)(2) Assignment and Assumption Agreement, dated May 2, 2001, relating to assignment of Investment Advisory Agreement to U.S. Bancorp Piper Jaffray Asset Management, Inc. (Incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 51, Filed on November 30, 2004 (File Nos. 002-74747, 811-03313)).

(d)(3) Amendment to Exhibit A to Investment Advisory Agreement effective October 25, 2004 (series and fees) (Incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 50, Filed on October 15, 2004 (File Nos. 002-74747, 811-03313)).

(d)(4) Amendment to Investment Advisory Agreement dated as of June 21, 2005, permitting First American Funds, Inc. to purchase securities from Piper Jaffray & Co. (Incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 54, Filed on August 16, 2005 (File Nos. 002-74747, 811-03313)).

(d)(5) Expense Limitation Agreement between Registrant and FAF Advisors, Inc., dated October 31, 2008, effective through October 31, 2009.*

(e)(1) Distribution Agreement dated July 1, 2007, between Registrant and Quasar Distributors, LLC (Incorporated by reference to Exhibit (e)(1) to Post-Effective Amendment No. 59, Filed on October 31, 2007 (File Nos. 002-74747, 811-03313)).

(e)(2) Form of Dealer Agreement (Incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 59, Filed on October 31, 2007 (File Nos. 002-74747, 811-03313)).

(f)(1) Deferred Compensation Plan for Directors Trust Agreement effective January 1, 2000, as amended December 2007 (Incorporated by reference to Exhibit
(f)(1) to Post-Effective Amendment No. 60, Filed on October 31, 2008 (File Nos. 002-74747, 811-03313)).

(f)(2) Deferred Compensation Plan for Directors Trust Agreement, Summary of Terms as amended December 2007 (Incorporated by reference to Exhibit (f)(2) to Post-Effective Amendment No. 60, Filed on October 31, 2008 (File Nos. 002-74747, 811-03313)).

(g)(1) Custody Agreement dated July 1, 2006, between Registrant and U.S. Bank National Association (Incorporated by reference to Exhibit (g) to Post-Effective Amendment No. 58, Filed on October 31, 2006 (File Nos. 002-74747, 811-03313)).

(g)(2) Amendment to Custody Agreement dated July 1, 2007 (Incorporated by reference to Exhibit (g)(2) to Post-Effective Amendment No. 59, Filed on October 31, 2007 (File Nos. 002-74747, 811-03313)).

(h)(1) Administration Agreement dated as of July 1, 2006, by and between Registrant and FAF Advisors, Inc. (Incorporated by reference to Exhibit (h)(1) to Post-Effective Amendment No. 58, Filed on October 31, 2006 (File Nos. 002-74747, 811-03313)).

(h)(2) Administration Fee Waiver Agreement dated as of October 31, 2008, by and between Registrant and FAF Advisors, Inc. (Incorporated by reference to Exhibit
(h)(2) to Post-Effective Amendment No. 60, Filed on October 31, 2008 (File Nos. 002-74747, 811-03313)).

(h)(3) Sub-Administration Agreement effective as of July 1, 2005, by and between FAF Advisors, Inc. (formerly known as U.S. Bancorp Asset Management Inc.) and U.S. Bancorp Fund Services, LLC. (Incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 54, Filed on August 16, 2005 (File Nos. 002-74747, 811-03313)).

(h)(4) Transfer Agent and Shareholder Servicing Agreement dated as of September 19, 2006, by and among Registrant, U.S. Bancorp Fund Services, LLC, and FAF Advisors, Inc. (Incorporated by reference to Exhibit (h)(3) to Post-Effective Amendment No. 59, Filed on October 31, 2007 (File Nos. 002-74747, 811-03313)).

(h)(5) Fee Schedule to Transfer Agent and Shareholder Servicing Agreement effective April 1, 2007 (Incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 60, Filed on October 31, 2008 (File Nos. 002-74747, 811-03313)).

(h)(6) Amended Shareholder Service Plan and Agreement effective July 1, 2005, as further amended effective February 22, 2006, between Registrant and FAF Advisors, Inc. (formerly known as U.S. Bancorp Asset Management, Inc.) for Class A, Class D, Class I, Class Y, Institutional Investor, and Reserve shares (Incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 58, Filed on October 31, 2006 (File Nos. 002-74747, 811-03313)).

(h)(7) Shareholder Servicing Fee Waiver Agreement dated as of October 31, 2008, by and between Registrant and FAF Advisors, Inc. (Incorporated by reference to Exhibit (h)(7) to Post-Effective Amendment No. 60, Filed on October 31, 2008 (File Nos. 002-74747, 811-03313)).

(h)(8) Securities Lending Agreement dated January 1, 2007, by and between First American Funds, Inc. - Government Obligations Fund and U.S. Bank National Association (Incorporated by reference to Exhibit (h)(8) to Post-Effective Amendment No. 60, Filed on October 31, 2008 (File Nos. 002-74747, 811-03313)).

(h)(9) Securities Lending Agreement dated January 1, 2007, by and between First American Funds, Inc. - Treasury Obligations Fund and U.S. Bank National Association (Incorporated by reference to Exhibit (h)(9) to Post-Effective Amendment No. 60, Filed on October 31, 2008 (File Nos. 002-74747, 811-03313)).

(i) Not applicable.

(j) Not applicable.

(k) Not applicable.

(l) Not applicable.

(m) Amended and Restated Distribution and Service Plan effective September 19, 2006, for Class A, Class B, Class C, Class D, and Reserve shares (Incorporated by reference to Exhibit (m) to Post-Effective Amendment No. 59, Filed on October 31, 2007 (File Nos. 002-74747, 811-03313)).

(n) Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 effective July 1, 2005, as further amended, for Class A, Class B, Class C, Class D, Class I, Class Y, Class Z shares, Institutional Investor shares, and Reserve shares (Incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 58, Filed on October 31, 2006 (File Nos. 002-74747, 811-03313)).

(o) Reserved.

(p)(1) First American Funds Code of Ethics adopted under Rule 17j-1 of the Investment Company Act of 1940 and Section 406 of the Sarbanes-Oxley Act (Incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 59, Filed on October 31, 2007 (File Nos. 002-74747, 811-03313)).

(p)(2) FAF Advisors, Inc. Code of Ethics adopted under Rule 17j-1 of the Investment Company Act of 1940 (Incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 60, Filed on October 31, 2008 (File Nos. 002-74747, 811-03313)).

(p)(3) Quasar Distributors, LLC Code of Ethics adopted under Rule 17j-1 of the Investment Company Act of 1940 (Incorporated by reference to Exhibit (p)(3) to Post-Effective Amendment No. 60, Filed on October 31, 2008 (File Nos. 002-74747, 811-03313)).

(q) Power of Attorney dated May 7, 2008 (Incorporated by reference to Exhibit
(q) to Post-Effective Amendment No. 60, Filed on October 31, 2008 (File Nos. 002-74747, 811-03313)).

*    Filed herewith.

Item 24. Persons Controlled by or Under Common Control with the Fund

Not applicable.

Item 25. Indemnification

The Registrant's Articles of Incorporation and Bylaws provide that the Registrant shall indemnify such persons for such expenses and liabilities, in such manner, under such circumstances, and to the full extent as permitted by
Section 302A.521 of the Minnesota Statutes, as now enacted or hereafter amended; provided, however, that no such indemnification may be made if it would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereafter amended, and any rules, regulations, or releases promulgated thereunder. Section 302A.521 of the Minnesota Statutes, as now enacted, provides that a corporation shall indemnify a person made or threatened to be made a party to a proceeding by reason of the former or present official capacity of the person against judgments, penalties, fines, settlements and reasonable expenses, including attorneys' fees and disbursements, incurred by the person in connection with the proceeding if, with respect to the acts or omissions of the person complained of in the proceeding, the person has not been indemnified by another organization for the same judgments, penalties, fines, settlements, and reasonable expenses incurred by the person in connection with the proceeding with respect to the same acts or omissions; acted in good faith, received no improper personal benefit, and the Minnesota Statutes dealing with directors' conflicts of interest, if applicable, have been satisfied; in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful; and reasonably believed that the conduct was in the best interests of the corporation or, in certain circumstances, reasonably believed that the conduct was not opposed to the best interests of the corporation. The Registrant undertakes that no indemnification or advance will be made unless it is consistent with Sections 17(h) or 17(i) of the Investment Company Act of 1940, as now enacted or hereafter amended, and Securities and Exchange Commission rules, regulations, and releases (including, without limitation, Investment Company Act of 1940 Release No. 11330, September 2, 1980). Insofar as the indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933, as amended, and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of the Investment Adviser

Information on the business of the Registrant's investment adviser, FAF Advisors, Inc. (the "Manager"), is described in the section of each series' Statement of Additional Information, filed as part of this Registration Statement, entitled "Investment Advisory and Other Services." The directors and officers of the Manager are listed below, together with their principal occupation or other positions of a substantial nature during the past two fiscal years.

     Thomas S. Schreier, Jr., President and Chief Executive Officer and chair of Board of Directors, FAF Advisors, Inc. ("FAF Advisors"), Minneapolis, MN (May 2001 to present); President, First American Investment Funds, Inc. ("FAIF"), First American Funds, Inc. ("FAF"), First American Strategy Funds, Inc. ("FASF"), and eight closed-end funds advised by FAF Advisors--American Strategic Income Portfolio Inc., American Strategic Income Portfolio Inc. - II, American Strategic Income Portfolio Inc. - III, American Select Portfolio Inc., American Municipal Income Portfolio Inc., Minnesota Municipal Income Portfolio Inc., First American Minnesota Municipal Income Fund II, Inc., and American Income Fund, Inc. collectively referred to as the First American Closed-End Funds ("FACEF"), Minneapolis, MN (February 2001 to present); President, Mount Vernon Securities Lending Trust, Minneapolis, MN (October 2005 to present); Chief Investment Officer, FAF Advisors, Minneapolis, MN (August 2007 to present).

     Charles R. Manzoni, Jr., General Counsel and Secretary and director on Board of Directors, FAF Advisors, Minneapolis, MN (June 2004 to present).

     Joseph M. Ulrey, III, Chief Financial Officer and director on Board of Directors, FAF Advisors, Minneapolis, MN (December 2004 to present).

     Frank L. Wheeler, Head of distribution, FAF Advisors, Minneapolis, MN (April 2007 to present); Managing Director and Head of Institutional Marketing, Merrill Lynch Investment Managers, Princeton, New Jersey (2004 to April 2007).

     David H. Lui, Chief Compliance Officer, FAF Advisors, Minneapolis, MN (March 2005 to present); Chief Compliance Officer, FAIF, FAF, FASF, and FACEF, Minneapolis, MN (February 2005 to present); Chief Compliance Officer, Mount Vernon Securities Lending Trust, Minneapolis, MN (October 2005 to present).

     Mark D. Corns, Anti-Money Laundering Officer, FAF Advisors, Minneapolis, MN (August 2008 to present); Anti-Money Laundering Officer, FAIF, FAF, FASF, FACEF, and Mount Vernon Securities Lending Trust, Minneapolis, MN (September 2008 to present); Director of Compliance, FAF Advisors, Minneapolis, MN (June 2006 to Present).

     John P. Kinsella, Senior Vice President and Director of Tax, FAF Advisors, Minneapolis, MN (February 2003 to present).

Item 27. Principal Underwriters

     Registrant's distributor, Quasar Distributors, LLC (the "Distributor") acts as principal underwriter and distributor for the following investment companies:

Academy Fund Trust
ActivePassive Funds
AIP Alternative Strategies Funds
Akros Absolute Return Fund
Al Frank Funds
Allied Asset Advisors Funds
Alpine Equity Trust
Alpine Income Trust
Alpine Series Trust
American Trust
Appleton Group
Ascentia Funds
Brandes Investment Trust
Brandywine Blue Funds, Inc.
Brazos Mutual Funds
Bridges Investment Fund, Inc.
Bristlecone Value Fund
Buffalo Funds
CAN SLIM Select Growth Fund
Capital Advisors Funds
Chase Funds
Cookson Peirce
Counterpoint Select Fund
Country Funds
Cullen Funds
Davidson Funds
Duncan-Hurst Funds
Edgar Lomax Value Fund
Empiric Funds, Inc.
Fairholme Fund
FascianoFunds
FIMCO Funds
First American Funds, Inc.
First American Investment Funds, Inc.
First American Strategy Funds, Inc.
Fort Pitt Capital Group, Inc.
Fund X Funds
Fusion Funds, LLC
Geneva Advisors All Cap Growth Fund
Glenmede Fund, Inc.
Glenmede Portfolios
Greenspring Fund
Grubb & Ellis
Guinness Atkinson Funds
Harding Loevner Funds
Hennessy Funds, Inc
Hennessy Mutual Funds, Inc.
Hodges Fund
Hotchkis and Wiley Funds
Huber Funds
Intrepid Capital Management
Jacob Internet Fund Inc.
Jensen Portfolio
Julius Baer Funds
Kensington Funds
Keystone Mutual Funds
Kiewit Investment Fund LLLP
Kirr Marbach Partners Funds, Inc
Leader Short Term Bond Fund
LKCM Funds
Marketfield Fund
Masters' Select Fund Trust
Matrix Asset Advisors, Inc.
McCarthy Fund
Monetta Fund, Inc.
Monetta Trust
MP63 Fund
Muhlenkamp (Wexford Trust)
Nicholas Funds
Osterweis Funds
Perkins Capital Management
Permanent Portfolio Funds
Perritt Opportunities Funds
Phocas Financial Funds
PIA Funds
PIC Funds
Portfolio 21
Primecap Odyssey Funds
Prospector Funds
Prudent Bear Funds, Inc.
Purisima Funds
Quaker Investment Trust
Rainier Funds
Rigel Capital, LLC
Rockland Small Cap Growth Fund
Schooner Investment Group
Seascape Funds
Smead Value Fund
Snow Fund
Stephens Management Co.
Summit Funds
Teberg Fund
Thompson Plumb (TIM)
Thunderstorm Mutual Funds
TIFF Investment Program, Inc.
Tygh Capital Management
USA Mutual Funds
Villere Fund
Wisconsin Capital Funds, Inc.
WY Funds

The board members and officers of Quasar Distributors, LLC and their positions or offices with the Registrant are identified in the following table. Unless otherwise noted, the business address for each board member or officer is Quasar Distributors, LLC 615 East Michigan Street, Milwaukee, WI 53202.

                                                        POSITION AND
                            POSITION AND OFFICES WITH   OFFICES WITH
NAME                               UNDERWRITER           REGISTRANT
----                        -------------------------   ------------
James R. Schoenike          President, Board Member     None
Joe D. Redwine              Board Member                None
Robert Kern                 Board Member                None
777 East Wisconsin Avenue
Milwaukee, WI 53202
Eric W. Falkeis             Board Member                None
777 East Wisconsin Avenue
Milwaukee, WI 53202

                                                        POSITION AND
                            POSITION AND OFFICES WITH   OFFICES WITH
NAME                               UNDERWRITER           REGISTRANT
----                        -------------------------   ------------
Susan L. La Fond            Treasurer                   None
Andrew M. Strnad            Secretary                   None
Teresa Cowan                Assistant Secretary         None

Item 28. Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by FAF Advisors, Inc., 800 Nicollet Mall, Minneapolis, Minnesota, 55402, and U.S. Bancorp Fund Services, LLC, 615 E. Michigan Street, Milwaukee, Wisconsin 53202.

Item 29. Management Services

Not applicable.

Item 30. Undertakings

Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to its Registration Statement Nos. 002-74747 and 811-03313 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis, State of Minnesota, on the 6th day of November, 2008.

                                        FIRST AMERICAN FUNDS, INC.


                                        By: /s/ Thomas S. Schreier, Jr.
                                            ------------------------------------
                                            Thomas S. Schreier, Jr., President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacity indicated and on November 6, 2008.

SIGNATURE                                                 TITLE
---------                               ----------------------------------------


/s/ Thomas S. Schreier, Jr.                             President
-------------------------------------
   Thomas S. Schreier, Jr.


/s/ Charles D. Gariboldi, Jr.                Treasurer (principal financial/
-------------------------------------              accounting officer)
  Charles D. Gariboldi, Jr.


              *                                         Director
-------------------------------------
    Benjamin R. Field, III


              *                                         Director
-------------------------------------
      Victoria J. Herget


              *                                         Director
-------------------------------------
       Roger A. Gibson


              *                                         Director
-------------------------------------
        John P. Kayser


              *                                         Director
-------------------------------------
     Leonard W. Kedrowski


              *                                         Director
-------------------------------------
     Richard K. Riederer


              *                                         Director
-------------------------------------
      Joseph D. Strauss


              *                                         Director
-------------------------------------
     Virginia L. Stringer


              *                                         Director
-------------------------------------
        James M. Wade

* Richard J. Ertel, by signing his name hereto, does hereby sign this document on behalf of each of the above-named Directors of First American Funds, Inc. pursuant to the powers of attorney duly executed by such persons.


By: /s/ Richard J. Ertel                Attorney-in-Fact
    ---------------------------------
    Richard J. Ertel

                                INDEX TO EXHIBITS

EXHIBIT NUMBER          NAME OF EXHIBIT
--------------   ----------------------------
(d)(5)           Expense Limitation Agreement


                                       10